Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2011:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$634	$5
U.S. Dollar/Euro	563	17
Japanese Yen/Euro	450	24
Euro/U.K. Pound Sterling	406	(5)
U.K. Pound Sterling/Euro	244	2
U.K. Pound Sterling/U.S. Dollar	217	(8)
Swiss Franc/Euro	172	2
Canadian Dollar/Euro	168	(1)
U.S. Dollar/Japanese Yen	94	—
Swedish Krona/Euro	86	2
Mexican Peso/U.S. Dollar	60	(5)
Indian Rupee/U.S. Dollar	47	(5)
All Other	303	(1)
Total Foreign Exchange Hedging	$3,444	$27
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2011.

Forward Foreign Exchange Contracts [Table Text Block]
The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2011:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$634	$5
U.S. Dollar/Euro	563	17
Japanese Yen/Euro	450	24
Euro/U.K. Pound Sterling	406	(5)
U.K. Pound Sterling/Euro	244	2
U.K. Pound Sterling/U.S. Dollar	217	(8)
Swiss Franc/Euro	172	2
Canadian Dollar/Euro	168	(1)
U.S. Dollar/Japanese Yen	94	—
Swedish Krona/Euro	86	2
Mexican Peso/U.S. Dollar	60	(5)
Indian Rupee/U.S. Dollar	47	(5)
All Other	303	(1)
Total Foreign Exchange Hedging	$3,444	$27
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at

Summary of Derivative Instruments Fair Value [Table Text Block]
The following table provides a summary of the fair value amounts of our derivative instruments:

		December 31,
Designation of Derivatives	Balance Sheet Location	2011	2010
Derivatives Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$37	$19
	Other current liabilities	(11)	(1)
Interest rate swaps	Other long-term assets	—	11
	Net Designated Asset	$26	$29

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$21	$26
	Other current liabilities	(20)	(18)
	Net Undesignated Asset	$1	$8

Summary of Derivatives	Total Derivative Assets	$58	$56
	Total Derivative Liabilities	(31)	(19)
	Net Derivative Asset	$27	$37

Summary of Fair Value Hedges Gains (Losses) [Table Text Block]
The following tables provide a summary of gains (losses) on derivative instruments:

		Year Ended December 31,
Derivatives in Fair Value Relationships	Location of Gain (Loss) Recognized in Income	Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
		2011	2010	2009	2011	2010	2009
Interest rate contracts	Interest expense	$15	$99	$(18)	$(15)	$(99)	$18

Summary of Cash Flow Hedges Gains (Losses) [Table Text Block]

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Derivative Gain (Loss) Recognized in OCI (Effective Portion)			Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
	2011	2010	2009		2011	2010	2009
Foreign exchange contracts – forwards	$30	$46	$(1)	Cost of sales	$14	$28	$(2)

Summary of Derivatives Not Designated as Hedging Instruments Gains (Losses) [Table Text Block]
The following table provides a summary of gains (losses) on non-designated derivative instruments:

		Year Ended December 31,
Derivatives NOT Designated as Hedging Instruments	Location of Derivative Gain (Loss)	2011	2010	2009
Foreign exchange contracts – forwards	Other expense – Currency gains (losses), net	$33	$113	$49